Insurance Risk - Summary of The amount of claims development (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	₩ 5,520,253	₩ 5,227,917
Actual claims that arise from contracts within scope of IFRS 17	5,152,016	4,950,344
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	1,720,678	1,762,778
Four years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	959,974	962,548
Actual claims that arise from contracts within scope of IFRS 17	954,904	962,548
Three years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	1,070,850	950,728
Actual claims that arise from contracts within scope of IFRS 17	1,060,354	946,914
Two years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	1,104,112	1,062,120
Actual claims that arise from contracts within scope of IFRS 17	1,080,439	1,047,348
One year before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	1,152,207	1,098,646
Actual claims that arise from contracts within scope of IFRS 17	1,098,606	1,060,707
Reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	1,233,110	1,153,875
Actual claims that arise from contracts within scope of IFRS 17	957,713	932,827
Difference Between The Estimated Ultimate Loss And Paid Claims [Member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	368,237	277,575
Difference Between The Estimated Ultimate Loss And Paid Claims [Member] | Four years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	5,070
Difference Between The Estimated Ultimate Loss And Paid Claims [Member] | Three years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	10,497	3,815
Difference Between The Estimated Ultimate Loss And Paid Claims [Member] | Two years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	23,673	14,772
Difference Between The Estimated Ultimate Loss And Paid Claims [Member] | One year before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	53,601	37,940
Difference Between The Estimated Ultimate Loss And Paid Claims [Member] | Reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	275,396	221,048
Discount Effect For Incurred Claims [Member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	(11,011)	(9,311)
Future Loss Adjustment Expenses For Incurred Claims [Member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	7,316	5,313
Reported But Unpaid Claims For Incurred Claims [Member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	1,436,530	1,535,849
Risk adjustment for non-financial risk [member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	14,041	18,604
Reinsurance Effect For Incurred Claims [Member]
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	(94,435)	(65,252)
Current Year Claim Paid [Member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	4,292,248	4,227,687
Current Year Claim Paid [Member] | Four years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	746,984	777,773
Current Year Claim Paid [Member] | Three years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	833,427	771,780
Current Year Claim Paid [Member] | Two years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	857,650	857,031
Current Year Claim Paid [Member] | One year before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	896,474	888,276
Current Year Claim Paid [Member] | Reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	957,713	932,827
One Year After Claim Paid [Member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	750,645	636,086
One Year After Claim Paid [Member] | Four years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	166,072	151,943
One Year After Claim Paid [Member] | Three years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	187,415	144,712
One Year After Claim Paid [Member] | Two years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	195,026	167,000
One Year After Claim Paid [Member] | One year before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	202,132	172,431
Two Years After Claim Paid [Member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	78,947	62,492
Two Years After Claim Paid [Member] | Four years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	23,751	19,955
Two Years After Claim Paid [Member] | Three years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	27,433	19,220
Two Years After Claim Paid [Member] | Two years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	27,763	23,317
Three Years After Claim Paid [Member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	25,327	20,174
Three Years After Claim Paid [Member] | Four years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	13,248	8,972
Three Years After Claim Paid [Member] | Three years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	12,079	11,202
Four Years After Claim Paid [Member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	4,849	3,905
Four Years After Claim Paid [Member] | Four years before reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17	₩ 4,849	3,905
Four Years After Claim Paid [Member] | Reporting year [member]
Disclosure of actual claims compared with previous estimates [line items]
Actual claims that arise from contracts within scope of IFRS 17		₩ 0